UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   August 05, 2011


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $1068312406



List of Other Included Managers:

No.   13F File Number    Name

                                                       VALUE    SHARES/ SH/ PUT/ INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER             TITLE OF CLASS CUSIP      x$1000   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE        SHARED   NONE
----------------             -------------- -----      ------   ------------------------ -------- ----   ------   ---- -------
Apple Inc.                       COMMON     037833100    20140    60000 SH       SOLE                  60000        0        0
ABB Ltd. ADR                     COMMON     000375204    31140  1200000 SH       SOLE                1200000        0        0
Arch Capital Group Ltd.          COMMON     G0450A105    29207   915000 SH       SOLE                 915000        0        0
Adams Express Company            COMMON     006212104     1484   133254 SH       SOLE                 133254        0        0
Amgen Inc.                       COMMON     031162100     2334    40000 SH       SOLE                  40000        0        0
Alpha Natural Resources, Inc.    COMMON     02076X102    16708   367700 SH       SOLE                 367700        0        0
Aon Corporation                  COMMON     037389103    16954   330492 SH       SOLE                 330492        0        0
Apache Corporation               COMMON     037411105    36582   296478 SH       SOLE                 296478        0        0
ASML Holding N.V.                COMMON     N07059186    21252   575000 SH       SOLE                 575000        0        0
American Express Company         COMMON     025816109    18095   350000 SH       SOLE                 350000        0        0
Berkshire Hathaway Inc. Class A  COMMON     084670108    12772      110 SH       SOLE                    110        0        0
Celgene Corporation              COMMON     151020104    12064   200000 SH       SOLE                 200000        0        0
Cephalon, Inc.                   COMMON     156708109     9796   122600 SH       SOLE                 122600        0        0
Central Securities Corporation   COMMON     155123102      876    36686 SH       SOLE                  36686        0        0
Canadian Natural Resources       COMMON     136385101    12558   300000 SH       SOLE                 300000        0        0
Costco Wholesale Corporation     COMMON     22160K105    46713   575000 SH       SOLE                 575000        0        0
Cisco Systems, Inc.              COMMON     17275R102    14986   960000 SH       SOLE                 960000        0        0
CEMEX, S.A. de C.V. ADR          COMMON     151290889    13044  1516755 SH       SOLE                1516755        0        0
Cytokinetics, Incorporated       COMMON     23282W100      662   529900 SH       SOLE                 529900        0        0
Dell Inc.                        COMMON     24702R101    16920  1015000 SH       SOLE                1015000        0        0
Diageo plc ADR                   COMMON     25243Q205    28655   350000 SH       SOLE                 350000        0        0
Devon Energy Corporation         COMMON     25179M103    10250   130062 SH       SOLE                 130062        0        0
Epoch Holding Corporation        COMMON     29428R103    29750  1666667 SH       SOLE                1666667        0        0
Ford Motor Company               COMMON     345370860     6834   495563 SH       SOLE                 495563        0        0
Freeport-McMoRan                 COMMON     35671D857    10580   200000 SH       SOLE                 200000        0        0
Gilead Sciences, Inc.            COMMON     375558103    23376   564500 SH       SOLE                 564500        0        0
Halliburton Company              COMMON     406216101    36465   715000 SH       SOLE                 715000        0        0
International Game Technology    COMMON     459902102    13185   750000 SH       SOLE                 750000        0        0
J.C. Penney Company, Inc.        COMMON     708160106    13816   400000 SH       SOLE                 400000        0        0
JPMorgan Chase & Co.             COMMON     46625H100    19447   475000 SH       SOLE                 475000        0        0
JPMorgan Chase & Co.             COMMON     46634E114     3031   225000 SH       SOLE                 225000        0        0
MetLife, Inc.                    COMMON     59156R108    14258   325000 SH       SOLE                 325000        0        0
MSCI Inc. Class A                COMMON     55354G100    11304   300000 SH       SOLE                 300000        0        0
Microsoft Corporation            COMMON     594918104    20020   770000 SH       SOLE                 770000        0        0
M&T Bank Corporation             COMMON     55261F104     9675   110000 SH       SOLE                 110000        0        0
The Manitowoc Company, Inc.      COMMON     563571108    15156   900000 SH       SOLE                 900000        0        0
Nelnet, Inc.                     COMMON     64031N108    13346   605000 SH       SOLE                 605000        0        0
Nucor Corporation                COMMON     670346105     6183   150000 SH       SOLE                 150000        0        0
Poniard Pharmaceuticals, Inc.    COMMON     732449301       45   195344 SH       SOLE                 195344        0        0
PepsiCo, Inc.                    COMMON     713448108    22890   325000 SH       SOLE                 325000        0        0
Pfizer Inc.                      COMMON     717081103    15570   755808 SH       SOLE                 755808        0        0
PartnerRe Ltd.                   COMMON     G6852T105    17901   260000 SH       SOLE                 260000        0        0
Platinum Underwriters            COMMON     G7127P100    12465   375000 SH       SOLE                 375000        0        0
QUALCOMM Incorporated            COMMON     747525103    39753   700000 SH       SOLE                 700000        0        0
Everest Re Group, Ltd.           COMMON     G3223R108    20029   245000 SH       SOLE                 245000        0        0
Republic Services, Inc.          COMMON     760759100    29527   957100 SH       SOLE                 957100        0        0
Royce Value Trust, Inc.          COMMON     780910105     2223   149004 SH       SOLE                 149004        0        0
Teradata Corporation             COMMON     88076W103    21672   360000 SH       SOLE                 360000        0        0
Target Corporation               COMMON     87612E106    15527   331000 SH       SOLE                 331000        0        0
The TJX Companies, Inc.          COMMON     872540109    79446  1512400 SH       SOLE                1512400        0        0
The Travelers Companies, Inc.    COMMON     89417E109    11092   190000 SH       SOLE                 190000        0        0
Towers Watson & Co. Class A      COMMON     891894107    13536   206000 SH       SOLE                 206000        0        0
United Technologies Corporation  COMMON     913017109    28766   325000 SH       SOLE                 325000        0        0
Visteon Corporation              COMMON     92839U206    18862   275713 SH       SOLE                 275713        0        0
Weatherford International Ltd.   COMMON     G95089101    38438  2050000 SH       SOLE                2050000        0        0
Waste Management, Inc.           COMMON     94106L109    23480   630000 SH       SOLE                 630000        0        0
Wal-Mart Stores, Inc.            COMMON     931142103    17696   333000 SH       SOLE                 333000        0        0
Xerox Corporation                COMMON     984121103    19779  1900000 SH       SOLE                1900000        0        0